As filed with the Securities and Exchange Commission on December 23, 1999
                                               1933 Act Registration No.
                                                                        --------
                                               1940 Act Registration No.
                                                                        --------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---
     Pre-Effective Amendment No.
                                 ---------
     Post-Effective Amendment No.
                                 ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                           ---
     Amendment No.
                  ---------

                         LIFETIME ACHIEVEMENT FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                  11605 West Dodge Road, Omaha, Nebraska 68154
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (402) 330-1166

                          ROLAND R. MANARIN, President
                         Lifetime Achievement Fund, Inc.
                              11605 West Dodge Road
                              Omaha, Nebraska 68154
                     (Name and Address of Agent for Service)

                                   Copies To:
                             John D. Ellsworth, Esq.
                            Michael C. Pallesen, Esq.
             Lieben, Whitted, Houghton, Slowiaczek & Cavanagh, P.C.
                              100 Scoular Building
                                2027 Dodge Street
                              Omaha, Nebraska 68102
                            Telephone: (402) 344-4000

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement under the Securities
                                  Act of 1933.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

                         Lifetime Achievement Fund, Inc.
                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet
Contents of Registration Statement
Cross Reference Sheets
Part A - Prospectus
Part B - Statement of Additional Information
Part C - Other Information
Signature Page
Exhibits

                         LIFETIME ACHIEVEMENT FUND, INC.

                                    FORM N-1A
                              CROSS REFERENCE SHEET

-------------------------------------------------------------------------------------------------
       PART A ITEM NO. AND CAPTION                           PROSPECTUS CAPTION
       ---------------------------                           ------------------
-------------------------------------------------------------------------------------------------
1.   Cover Page .......................................    Cover Page
-------------------------------------------------------------------------------------------------
2.   Risk/Return Summary...............................    Investment Objectives and
                                                           Policies; Other Investment
                                                           Policies; Certain Risks and Other
                                                           Considerations
-------------------------------------------------------------------------------------------------
3.   Risk/Return Summary Fee Table.....................    Table of Fund Expenses
-------------------------------------------------------------------------------------------------
4.   Investment Objectives, Principal Investment           Investment Objectives and
     Strategies, and Related Risks.....................    Policies; Other Investment
                                                           Policies; Certain Risks and Other
                                                           Considerations; Year 2000 Issue;
                                                           Appendix A; Appendix B
-------------------------------------------------------------------------------------------------
5.   Management`s Discussion of Fund                       Not Applicable
     Performance.......................................
-------------------------------------------------------------------------------------------------
6.   Management, Organization and Capital                  Management of the Fund; Fund
     Structure ........................................    Shares
-------------------------------------------------------------------------------------------------
7.   Shareholder Information...........................    Purchase of Fund Shares;
                                                           Determining Net Asset Value;
                                                           Redemption of Fund Shares;
                                                           Dividends, Other Distributions
                                                           and Taxes
-------------------------------------------------------------------------------------------------
8.   Distribution Arrangements.........................    Purchase of Fund Shares
-------------------------------------------------------------------------------------------------
9.   Financial Highlights Information..................    Not Applicable
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                        STATEMENT OF
                   PART B ITEM NO.                                 ADDITIONAL INFORMATION
                    AND CAPTION                                            CAPTION
                    -----------                                            -------
-------------------------------------------------------------------------------------------------
10.  Cover Page........................................    Cover Page
-------------------------------------------------------------------------------------------------
11.  Fund History......................................    General
-------------------------------------------------------------------------------------------------
12.  Description of the Fund and Its Investments           Investment Restrictions;
     and Risks.........................................    Investment Policies; Portfolio
                                                           Transactions; Appendix A;
                                                           Appendix B
-------------------------------------------------------------------------------------------------
13.  Management of the Fund ...........................    Management of the Fund
-------------------------------------------------------------------------------------------------
14   Control Persons and Principal Holders of              Principal Holder of Securities
     Securities........................................
-------------------------------------------------------------------------------------------------
15   Investment Advisory and Other Services............    Management of the Fund
                                                           Distribution of Fund Shares;
                                                           Custodian, Transfer and
                                                           Shareholder Services Agent;
                                                           Accounting Services Agent;
                                                           Independent Accountants
-------------------------------------------------------------------------------------------------
16   Brokerage Allocations and Other Practices.........    Portfolio Transactions
-------------------------------------------------------------------------------------------------
17   Capital Stock and Other Securities................    Fund Shares (in Prospectus)
-------------------------------------------------------------------------------------------------
18   Purchase, Redemption and Pricing of                   Pricing and Additional
     Shares............................................    Exchanges
-------------------------------------------------------------------------------------------------
19.  Taxation of the Fund..............................    Taxation
-------------------------------------------------------------------------------------------------
20.  Underwriters .....................................    Distribution of Fund shares
-------------------------------------------------------------------------------------------------
21.  Calculation of Performance Data ..................    Not Applicable
-------------------------------------------------------------------------------------------------
22.  Financial Statements..............................    Ommitted - See Item 23(k) and
                                                           Item 30.
-------------------------------------------------------------------------------------------------

                              SUBJECT TO COMPLETION

                         LIFETIME ACHIEVEMENT FUND, INC.
                              11605 West Dodge Road
                              Omaha, Nebraska 68154
                                 (402) 330-1166

This Prospectus relates to shares of Lifetime Achievement Fund, Inc. (the "Fund"), a non-diversified, open-end mutual fund which seeks long-term capital appreciation and growth of investment income primarily by investing in shares of other open-end and closed-end mutual funds, and, secondarily, investing in listed securities.

No assurance can be given that the Fund will achieve this investment objective.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information for the Fund, dated December 13, 1999, has been filed with the Securities and Exchange Commission ("SEC") and, as amended from time to time, is incorporated by reference herein. The Statement of Additional Information is available, at no charge, by contacting the Fund at the address or telephone numbers provided above. It is also available, along with other related materials, on the SEC's Web site (http://www.sec.gov). Additional information about the Fund may also be obtained on the Web at http://www.manarin.com.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OF ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  This Prospectus is dated December ____, 1999.

                                TABLE OF CONTENTS

TOPIC                                                                 PAGE
-----                                                                 ----
TABLE OF FUND EXPENSES...................................................3
INVESTMENT OBJECTIVES AND POLICIES.......................................5
OTHER INVESTMENT POLICIES................................................5
RISK AND OTHER CONSIDERATIONS............................................7
YEAR 2000 ISSUE..........................................................9
MANAGEMENT OF THE FUNDS..................................................9
PURCHASE OF FUND SHARES.................................................10
DETERMINING NET ASSET VALUE.............................................12
REDEMPTION OF FUND SHARES...............................................13
TELEPHONE TRANSACTIONS..................................................15
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES................................16
PERFORMANCE INFORMATION.................................................18
FUND SHARES.............................................................19
CUSTODIANS, TRANSFER AND DIVIDEND DISBURSING AGENT......................20
GENERAL INFORMATION.....................................................20
APPENDIX A..............................................................21
APPENDIX B..............................................................23

                             TABLE OF FUND EXPENSES

The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund.

--------------------------------------------------------------
SHAREHOLDER TRANSACTION                                Percent
EXPENSES                                               of Net
                                                       Asset
                                                       Value
--------------------------------------------------------------
Sales load imposed on purchases                           2.5%
(Front-End Sales Load)
--------------------------------------------------------------
Maximum contingent deferred sales                         None
charge fees (as a percentage of net asset
at time of purchase or sale, whichever is
less)
--------------------------------------------------------------
Sales load imposed on reinvested                          None
dividends
--------------------------------------------------------------
Redemption fees                                           None
--------------------------------------------------------------

--------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSES (as percentage of average
net assets)
--------------------------------------------------------------
Management Fees (after waivers)                           .75%
--------------------------------------------------------------
12b-1 Fees                                                .25%
--------------------------------------------------------------
*Other Expenses (after reimbursements                     .50%
or waivers)                                               ----
--------------------------------------------------------------

--------------------------------------------------------------
Total Fund Operating Expenses (after                      1.5%
waivers and reimbursements)
--------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

                                     EXAMPLE

This Example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other mutual funds. A shareholder would pay the following expenses on a $10,000 investment assuming (1) a 5% annual return; and (2) redemption at the end of each period.

After 1 year - $392.00
After 3 years - $705.00

* Without redemption, a shareholder would pay expenses after one year and after three years. Expenses after five years and ten years would be the same as those shown above.

The Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The 5% annual return assumed in the Example is required by regulations of the SEC and is not a prediction of, and does not represent, the projected or actual performance of Fund shares. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF THE FUNDS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

For further descriptions of the operating expenses, please refer to the "Management of the Fund" section of this Prospectus. Costs and expenses are described in additional detail in the Fund's Statement of Additional Information.

                                  INTRODUCTION

The Fund is a non-diversified, open-end management investment company commonly known as a "mutual fund." The investment objective and certain policies of the Fund may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Certain other investment limitations that apply to the Fund may not be changed without shareholder approval, as described in the Statement of Additional Information for the Fund. All other investment policies, unless otherwise indicated, may be changed by the Fund's Board of Directors without shareholder approval.

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is long-term growth of capital and growth of investment income. The Fund seeks to achieve its objective by investing primarily in shares of other open-end and closed-end investment companies ("underlying funds") and, secondarily, investing in listed securities. The underlying funds that the Fund is most likely to invest in will themselves have as their investment objective long-term capital appreciation through investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants ("convertible securities")). See Appendix B.

     The Fund may also invest in underlying funds that hold primarily long- or short-term bonds and other fixed-income securities, (securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities")), commercial paper and preferred stock whenever the Fund's investment adviser, Manarin Investment Counsel, Ltd. (the "Adviser"), believes that these underlying funds offer a potential for capital appreciation, such as during periods of declining interest rates. The Fund may invest in underlying funds that hold a substantial portion of their assets in foreign securities. See Appendix A.

                            OTHER INVESTMENT POLICIES

INVESTMENT IN UNDERLYING FUNDS

The Fund may invest up to 10% of its total assets in any one underlying fund. The Fund and its affiliates may not hold more than 3% of an underlying fund's outstanding voting stock.

The Fund cannot purchase shares of underlying funds that are not registered with the SEC. The Fund only invests in underlying funds that are represented to be regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code").

The Adviser selects underlying funds in which to invest based, in part, upon an analysis of their past performance and their investment objectives, policies and the investment strategies of their advisers. In selecting open-end funds in which to invest, the Adviser considers, among other factors, the underlying fund's size, administrative and other costs, shareholder services and the reputation and stability of its investment adviser. In selecting closed-end funds in which to invest, the Adviser also considers the underlying fund's historical market discount, portfolio characteristics, repurchase, tender offer and dividend reinvestment terms, and provisions for converting to an open-end fund. The Fund may invest in the securities of a closed-end fund that is then either trading at a discount or at a premium to its net asset value.

The underlying funds in which the Fund invests may include new funds or funds with limited operating histories. Underlying funds may, but need not, have the same investment objective, policies and limitations as the Fund.

INVESTMENT IN LISTED SECURITIES

     As part of seeking to achieve its investment objective, the Fund may invest a portion of its assets in the purchase of exchange or NASDAQ listed securities. The Fund can purchase options with respect to any security, but it cannot purchase futures or commodities contracts. Individual securities and options thereon purchased by the Fund represent not more than 20% of the Fund's total portfolio.

TEMPORARY INVESTMENTS

For liquidity purposes or when the Adviser believes market conditions warrant a defensive strategy, the Fund may temporarily hold cash, money market mutual funds or money market instruments, including repurchase agreements. A repurchase agreement involves a transaction in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities.

Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Adviser to present minimal credit risks in accordance with guidelines established by the Fund's Board of Directors. To the extent the Fund invests more that $100,000 in a single bank or savings association, the investment is not protected by federal insurance. The underlying funds also may invest under similar circumstances in cash equivalent instruments.

SALES LOADS

     The Fund may purchase shares of underlying open-end funds whether or not they impose a front end sales commission ("sales load"). However, the Fund does not acquire the shares of any underlying fund having a sales load unless that underlying fund agrees to waive completely its sales load pursuant to a letter of intent issued by the Fund at the time of purchase. In addition, the Fund either acquires underlying funds that either do not impose a share redemption fee or charge, or if such a fee or charge is normally imposed in connection with a redemption, the underlying fund agrees to waive that fee or charge at the time of purchase by the Fund.

BORROWING AND OTHER POLICIES

The Fund may temporarily borrow money from banks for extraordinary or emergency purposes, but not in excess of the lesser of 10% of its total assets (valued at cost) or 5% of its total assets (valued at market). The Fund may borrow up to 30% of the Fund's assets (valued at cost) from non-banks subject to Federal Reserve requirements.

The Fund may invest up to 10% of its net assets in securities for which no active trading market exists and may lend securities constituting up to 5% of its net assets.

                     CERTAIN RISKS AND OTHER CONSIDERATIONS

INVESTMENT IN OTHER INVESTMENT COMPANIES

Any investment in an open-end or closed-end mutual fund involves investment risk. Although the Fund invests in a number of underlying funds, this practice of diversification cannot eliminate investment risk. Investment decisions by the investment advisers of the underlying funds are made independently of the Fund and the Adviser. For instance, one underlying fund may be purchasing securities of the same issuer whose securities are being sold by another underlying fund. The result would be an indirect cost to the Fund while potentially leaving the value of the Fund's portfolio unchanged.

Some underlying funds acquired by the Fund will intentionally assume more investment risk than others. The underlying funds in which the Fund invests may have policies themselves that, among other things, permit them to take investment actions that the Fund's fundamental policies do not permit it to take directly. The risks associated with investments in underlying funds are further described in the Fund's Statement of Additional Information.


CLOSED-END FUNDS

Shares of closed-end funds are typically offered to the public in an initial public offering which includes an underwriting spread or commission. Such securities are typically listed for trading on an exchange or on NASDAQ where they can be bought and sold by investors.

The Fund generally will purchase shares of closed-end funds in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses it would incur for the purchase of securities in the secondary market. The Fund may invest in shares of closed-end funds that are trading at a discount to their net asset value or at a premium to net asset value.

The Fund may also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price will include an underwriting spread (commission).

Closed-end funds may issue senior securities (including preferred stock and debt obligations) or borrow money for the purpose, and with the effect, of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure. The Fund will only invest in common shares of closed-end funds and will not invest in any senior securities issued by closed-end funds.

TURNOVER RATE

The Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when the Adviser deems portfolio changes appropriate. A high portfolio turnover rate (100% or more), whether incurred by the Fund or an underlying fund, involves correspondingly greater transaction costs, which will be borne directly by the Fund or the underlying fund, and increases the potential for short-term capital gains and taxes.


ADDITIONAL COSTS

Investing in the Fund involves certain additional expenses and certain tax consequences that would not be present with direct investments in the underlying funds. An investor in the Fund should recognize that he or she may invest directly in the underlying funds and that, by investing in the underlying funds indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds.

                                 YEAR 2000 ISSUE

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers do not properly process and calculate date-related information and data after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses, and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                             MANAGEMENT OF THE FUND

The Fund's Board of Directors has overall responsibility for the operation of the Fund. Pursuant to that responsibility, the Board has selected the Adviser to act as investment adviser for the Fund. Services provided by the Adviser include, but are not limited to, the provision of a continuous investment program for the Fund and supervision of all matters relating to the operation of the Fund. Among other things, the Adviser is responsible for making investment decisions and placing orders to buy, sell or hold particular securities.

The Adviser has acted as the investment adviser to the Fund since its inception. The Adviser, whose address is 11605 West Dodge Road, Omaha, Nebraska 68154, was incorporated under the laws of the State of Nebraska in 1983 and is controlled by Roland R. Manarin. Mr. Manarin serves as the Fund's portfolio manager on behalf of the Adviser. He has served in that capacity since commencement of the Fund's operations.

The Fund pays the Adviser a monthly fee for its services calculated at the annual rate of .75% of the average daily net assets of the Fund. The fees paid to the Adviser are reviewed at least annually by the Fund's Board of Directors.

The Adviser places orders for the purchase and sale of portfolio investments for the account of the Fund with broker-dealers, selected by it in its discretion, including the distributor identified below. Factors in the selection of a broker-dealer include the receipt of research, analysis and advice and similar services by the Adviser, and the amount of Fund shares sold by the broker-dealer.

Manarin Securities Corporation, a registered broker-dealer owned by Roland R. Manarin, has been engaged as the distribution agent (the "Distributor") responsible for the marketing, promotion and sale of the Fund's shares to the public. The Distributor also may assist in the execution of the Fund's portfolio transactions to purchase open-end fund shares for which it may receive distribution payments from the funds or their underwriter in accordance with the distribution plans of those funds.

                             PURCHASE OF FUND SHARES

DISTRIBUTION ARRANGEMENTS

The shares of the Fund are offered to prospective investors on behalf of the Fund by Distributor, an NASD member, registered broker-dealer, as well as other registered broker-dealer firms that may be selected from time to time by Distributor and the Fund to assist in the promotion and distribution of the Fund's shares. The address of Distributor is as follows: Manarin Securities Corporation, 11605 West Dodge Road, Omaha, Nebraska, 68154. Distributor is controlled by Roland R. Manarin, who also controls the Adviser.

Shares of the Fund are purchased at a price equal to the Fund's net asset value, determined immediately after an order is received and accepted by the Fund, plus a sales load which is a 2.5% of the share price.

Under a plan of distribution (the "Plan") adopted by the Fund's Board of Directors and approved by the shareholders, the Fund pays the Distributor the sales load (2.5%) as compensation for its distribution activities. Another monthly fee not to exceed .25% of the average daily net assets of the Fund on an annual basis is paid to the Distributor as reimbursement for Distributor's marketing and promotional activities with respect to the Fund and its shareholders.

The Distributor may be allowed a brokerage fee or dealer re-allowance of up to 100 basis points (1% of the public offering price) paid by an underlying fund in connection with the Fund's acquisition of shares in the underlying fund. This fee is not part of the Fund's purchase price of the underlying fund's shares. However, in the event the Fund redeems its shares in the underlying fund within 12 months after acquiring them and does not exchange into an affiliated underlying fund, then the fee which was paid to the Distributor by the underlying fund is recoverable from the Fund itself. In that event, the Fund will require reimbursement from the Distributor.

HOW SHARES MAY BE PURCHASED

Application forms for the purchase of shares of the Fund can be obtained by contacting the shareholder services department ("Shareholder Services") of the Fund's transfer agent at the address or telephone number shown on the back of this Prospectus.

The minimum initial investment in the Fund is $10,000, and the minimum for additional investments is $500. Exceptions to these minimums can be granted for investments made pursuant to special plans or if approved by the Distributor. All orders are executed at the net asset value per share next computed after receipt and acceptance of the order by Shareholder Services. The Fund and the Distributor reserve the right to reject any purchase order.

When shares of the Fund are initially purchased, an account is automatically established for the shareholder. Any shares of the Fund subsequently purchased or received as a distribution are credited directly to the shareholder's account. No share certificates are issued unless specifically requested in writing to the Fund. Certificates are issued in full shares only. In addition, no certificates are issued for shares purchased by check until 15 business days have elapsed, unless the Fund is reasonably assured that payment for the shares has been collected. There is no charge for certificate issuance.

SYSTEMATIC INVESTMENT PLAN

Shareholders may purchase Fund shares through a Systematic Investment Plan. Under such a plan, a shareholder's bank checking account will automatically be debited monthly or quarterly in an amount equal to at least the minimum for additional investments in the Fund (subject to the minimum initial investment for the Fund), as specified by the shareholder. The purchase of Fund shares will be effected at their net asset value at the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on or about the 15th day of the month. Shareholders may elect to participate in a Systematic Investment Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholders Services.

                           DETERMINING NET ASSET VALUE

The net asset value of the Fund's shares is determined as of the close of regular trading (currently 3:00 p.m. Omaha time) on the NYSE each day that the NYSE is open for business. The net asset value per share is computed by dividing the value of the Fund's securities plus any cash and other assets (including dividends accrued but not yet collected) minus all liabilities (including accrued expenses) by the total number of the Fund's shares outstanding.

The assets of the Fund consist primarily of shares of underlying funds. Shares of open-end funds are valued at their respective net asset values under the 1940 Act. An open-end fund values securities in its portfolio for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors/trustees of the underlying fund. Money market funds with portfolio securities that mature in 397 days or less may use the amortized cost or penny-rounding methods to value their securities. Shares of closed-end funds that are listed on U.S. exchanges are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Shares of closed-end funds listed on NASDAQ are valued at the last trade price on NASDAQ at 4:00 p.m. Eastern time; other shares traded in the OTC market are valued at the last bid price available prior to valuation.

Other Fund assets are valued at current market value or, where unavailable, at fair value as determined in good faith by or under the direction of the Board of Directors. Securities having 60 days or less remaining to maturity are valued at their amortized cost. Any investments denominated in foreign currency are valued daily in U.S. dollars on the basis of the then-prevailing exchange rate.

                            REDEMPTION OF FUND SHARES

HOW SHARES MAY BE REDEEMED

Fund shares may be redeemed in three different ways: (1) by mailing written redemption requests for a check or wire representing the redemption proceeds to Shareholder Services; (2) by making a telephone request for redemption by check (provided that the amount to be redeemed is not more that $25,000 and the check is being sent to the record address for the account, which has not changed in the prior three months); (3) or by making a telephone request for redemption proceeds to be wired to a predesignated bank.

A written request for redemption must include the following information: your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and mailing or wiring instructions. Upon receipt by Shareholder Services of a valid and complete redemption request, as determined by the Fund, the shares will be redeemed at the net asset value per share computed at the close of regular trading on the NYSE on that day. Redemption requests received after the close of regular trading will be executed at the net asset value per share next computed. The signature(s) on all redemptions of $25,000 or more or redemptions requesting that the proceeds check be made payable to someone other than the registered owner(s) or sent to an address other than the record address (or sent to the record address if that address has been changed in the previous three months) must be guaranteed with respect to share certificates.

To redeem shares by telephone, call Shareholder Services directly at
(402) 330-1166. See "Telephone Transactions." Telephone redemptions are not available for retirement plans. When a redemption request is made by telephone, a shareholder may choose to receive redemption proceeds either by having a check mailed to the address of record on the account, provided the address has not changed during the past three months and the redemption amount does not exceed $25,000, or by having a wire sent to a previously designated bank account.

Telephone redemptions by check are available to all shareholders of the Fund automatically unless this option is declined in the application or in writing. Shareholders may select the telephone redemption wire service when filling out the initial application or may select it later by completing the appropriate form that is available from Shareholder Services.

A telephone redemption request must be received by Shareholder Services prior to the close of regular trading on the NYSE. If a telephone request is made after the close of regular trading on the NYSE or on a day when the NYSE is not open for business, the Fund cannot accept the request and a new request will be necessary.

Wire redemptions by telephone may be made only if the bank is a member of the Federal Reserve System or has a correspondent bank that is a member of such system. If the account is with a savings bank, it must have only one correspondent bank that is a member of the Federal Reserve System. A wire fee (currently $5) will be deducted from the proceeds. If a shareholder decides to change the bank account to which proceeds are to be wired, the change must be effected by filling out the appropriate form that is available from Shareholder Services.

Proceeds resulting from a written or regular telephone redemption request normally will be mailed to shareholders within seven days after receipt of a request in good order. Telephone wire redemption proceeds normally will be wired to a bank within seven days following receipt of a proper redemption request. If Fund shares were purchased by check and are redeemed within 15 days of such purchase, a shareholder may experience delays in receiving redemption proceeds. The Fund generally will postpone sending redemption proceeds from such investment until the Fund can verify that the check has been or will be collected. There will be no such delay for redemptions following investments paid for by federal funds wire or by bank cashier's check or certified check. If checks representing redemption proceeds are returned "undeliverable" or remain uncashed for six months, such checks shall be cancelled and such proceeds shall be reinvested in the Fund at the per share net asset value determined as of the date of cancellation of such checks. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request. If there is a question concerning the redemption of Fund shares, contact Shareholder Services.

The Fund may not suspend the right of redemption, or postpone payment for more than seven days, except when the NYSE is closed for other than weekends or holidays, when trading on the NYSE is restricted during an emergency (as determined by the SEC) that makes it impracticable to dispose or its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem shareholder accounts of less than $100 net asset value resulting from redemptions or exchanges. If the Fund elects to redeem such shares, it will notify the shareholder of its intention to do so and provide the shareholder with the opportunity to increase the amount invested to $100 or more within 30 days of notice.

SYSTEMATIC WITHDRAWAL PLAN

An investor who has made an initial investment of at least $10,000 or otherwise has accumulated shares valued at no less that $10,000 is eligible for a Systematic Withdrawal Plan. If so eligible, the investor may arrange for fixed withdrawal payments (minimum payment -- $100; maximum payment - 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder account at inception of the Systematic Withdrawal Plan) at regular monthly or quarterly intervals. Withdrawal payments are made to the investor or to the beneficiaries designated by him or her. An investor is not eligible for a Systematic Withdrawal Plan if he or she is making regular purchase payments pursuant to the Systematic Investment Plan described above. Shareholders may elect to participate in the Systematic Withdrawal Plan when filling out the initial application or may elect to participate later by completing the appropriate form that is available from Shareholder Services.

                             TELEPHONE TRANSACTIONS

Shareholders may initiate three types of transactions by telephone: telephone exchanges; telephone redemptions by wire; and telephone redemptions by check. The terms and provisions for each of those services are explained fully in the preceding sections. Once a telephone transaction request has been placed, it cannot be revoked.

The telephone exchange privilege and/or telephone redemptions by wire privilege must be elected by you when you fill out your initial application or you may select either option later by completing the appropriate form(s) that is available from Shareholders Services. The telephone redemptions by check privilege is available to shareholders of the Fund automatically, unless this option is declined in the application or in writing.

The Fund will employ reasonable procedures to confirm that instructions received by telephone (including instructions with respect to changes in addresses) are genuine, such as request personal identification information that appears on an account application and recording the telephone conversation. A shareholder will bear the risk of loss due to unauthorized or fraudulent instructions regarding his or her account, although the Fund may be liable if reasonable procedures are not employed.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDEND AND OTHER DISTRIBUTIONS

Dividends from the net investment income (including dividends from underlying funds), if any, of the Fund, are distributed at least annually. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized from the sale of portfolio securities, including shares of underlying funds, by the Fund, as well as gains from any foreign currency transactions, also are distributed at least annually. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will be assumed that the shareholder wishes to receive both dividends and capital gain distributions in additional Fund shares. Instructions continue in effect until the Fund is notified in writing that a change is desired. All reinvested dividends and capital gain distributions are reinvested in additional Fund shares on the payment date at those shares' net asset value on that day. Account statements are mailed to shareholders evidencing each reinvestment. If the Fund has received instructions that a shareholder wishes to receive dividends and capital gain distributions in cash, and the U.S. Postal Service cannot deliver a check representing the payment thereof, or if any such check remains uncashed for six months, the check(s) will be reinvested in Fund shares at the then-current net asset value per share of the Fund and the shareholder's election will be changed so that future distributions will be received in additional Fund shares.

TAXATION OF THE FUND

The Fund intends to qualify for treatment as a RIC under the Code so that it will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any) and net capital gain that it distributes to its shareholders. To the extent, however, that the Fund does not distribute to its shareholders by the end of any calendar year substantially all of its ordinary income for the year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts, a 4% excise tax will be imposed on the Fund.

TAXATION OF UNDERLYING FUNDS

The Fund intends to invest only in underlying funds that intend to qualify for treatment as RICs under the Code. No assurance can be given, however, that an underlying fund will qualify for treatment as a RIC. If an underlying fund fails to qualify as a RIC, it may be subject to federal income tax and may adversely affect the Fund's ability to satisfy the diversification requirement applicable to RICs (see "Taxation" in the Statement of Additional Information) and thereby its ability to qualify as a RIC.

TAXATION OF SHAREHOLDERS

Dividends from the Fund's taxable income are taxable to its shareholders, other than tax-exempt entities (including individual retirement accounts and qualified retirement plans) as ordinary income, whether received in cash or reinvested in additional Fund shares, to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain, when designated as such, are taxable to those shareholders as long-term capital gains, whether received in cash or reinvested in additional Fund shares and regardless of the length of time the shares have been held. Under the Taxpayer Relief Act of 1997, as modified by recent legislation, the maximum tax rate applicable to a non-corporate taxpayer's net capital gain recognized on the disposition of capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket).

If the Fund realizes gain from the disposition of shares of any underlying fund it held as capital assets for more than one year, or if the Fund receives a distribution from any underlying fund that is designated as a capital gain distribution (regardless of how long the Fund held the shares), the amount of that gain or distribution is included in any capital gain distribution made by the Fund to its shareholders. Any other gain on disposition of shares of an underlying fund and any other distribution received therefrom is included in the Fund's investment company taxable income.

The Fund advises its shareholders of the tax status of distributions following the end of each calendar year. The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

A redemption of Fund shares will result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. Capital gain on the redemption of Fund shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the rates indicated above. If a shareholder purchases Fund shares within thirty days after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisers.

QUALIFIED RETIREMENT PLANS

An investment in Fund shares may be appropriate for individual retirement accounts (including "Roth IRAs"), tax deferred annuity plans under section 403(b) of the Code, self-employed individual retirement plans (commonly referred to as "Keogh plans"), simplified employee pension plans and other qualified retirement plans (including section 401(k) plans). Capital gain distributions and dividends received on Fund shares held by any of these accounts or plans are automatically reinvested in additional Fund shares, and taxation thereof is deferred until distributed by the account or plan. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in these accounts or plans through regular payroll deductions may be arranged with Distributor and the investor's employer.

                             PERFORMANCE INFORMATION

From time to time, quotations of the Fund's average annual total return ("Standardized Return") may be included in advertisements, sales literature or shareholder reports. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed initial investment of $10,000, assuming the investment has been held for periods of one year, five years and ten years as of a stated ending date. If a five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a period corresponding to the life of the Fund. Standardized Return assumes that all dividends and capital gain distributions were reinvested in shares of the Fund.

In addition, other total return performance data ("Non-Standardized Return") regarding the Fund may be included in advertisements, sales literature or shareholder reports. Non-Standardized Return shows a percentage rate of return encompassing all elements of return (I.E., income and capital appreciation or depreciation); and it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. Non-Standardized Return may consist of cumulative total returns, average annual total returns, year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in the Fund for various periods. Average annual total return refers to the annual compound rate of return of an investment in the Fund. The total return of the Fund is increased to the extent that the Adviser has waived all or a portion of its advisory fee or reimbursed all or a portion of the Fund's expenses. Total return futures are based on historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance. Additional information about the Fund's performance is contained in the Statement of Additional Information and the Fund's annual report to shareholders, both of which may be obtained without charge by contacting the Fund at the address or telephone numbers on the cover of this Prospectus.

                                   FUND SHARES

The Fund was organized as a Maryland corporation on September 2, 1999, under the name Manarin Diversified Growth Fund, Inc. The Fund subsequently changed its corporate name to Lifetime Achievement Fund, Inc., by amending its articles of incorporation in Maryland effective October 15, 1999. The Fund currently consists of one series of common stock. The Board of Directors may elect to add additional series in the future, although it has no present plan to do so. This Prospectus relates only to shares of the Fund.

The Fund is authorized to issue one billion shares of beneficial interest with a par value of $.001 per share (aggregate par value of $1,000,000). Shares of beneficial interest of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

The Fund does not hold annual meetings of shareholders. There will normally be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a director by vote cast in person or by proxy at a meeting called for that purpose. The directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

In accordance with the 1940 Act, if an underlying fund submits a matter to shareholders for vote, the Fund will either vote the shares (i) in accordance with instructions received from Fund shareholders or (ii) in the same proportion as the vote of all other holders of such securities.

                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

Brown Brothers Harriman & Company as the custodian for the Fund. Ivy Mackenzie Services Corp., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, is the Fund's transfer and dividend disbursing agent.


                               GENERAL INFORMATION

Fund shareholders are kept informed through semi-annual and annual reports. Any inquiries should be directed in writing to the Fund at 11605 West Dodge Road, Omaha, Nebraska 68154. Shareholders may direct general telephone inquiries to the Fund at the numbers listed on the back cover of this Prospectus. Telephone inquiries regarding shareholder account information should be directed to Shareholder Services at the number listed on the back cover of this Prospectus.

                                   APPENDIX A

                             FOREIGN SECURITIES AND

                          FOREIGN CURRENCY TRANSACTIONS

FOREIGN SECURITIES

Through an underlying fund, the Fund may invest in foreign securities. Investments in foreign securities involve risks relating to political and economic developments abroad as well as those that may result from the differences between the regulations to which U.S. issuers are subject and that applicable to foreign issuers. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of a fund's assets and political or social instability or diplomatic developments. These risks often are heightened to the extent a fund invests in issuers located in emerging markets.

Individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Moreover, funds generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on days when the NYSE is open. However, foreign securities in which funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (such as U.S. holidays and weekends). As a result, the net asset value of a fund's portfolio may be significantly affected by such trading on days when the NYSE is not open and shareholders do not have access to a fund.

Additionally, because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect a fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the fund. If the value of a foreign currency rises against the U.S. dollar, the value of the fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. The costs attributable to foreign investing that a fund must bear frequently are higher than those attributable to domestic investing. For example, the costs of maintaining custody of foreign securities exceed custodian costs related to domestic securities.

FOREIGN CURRENCY TRANSACTIONS

In connection with its portfolio transactions in securities traded in a foreign currency, a fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

                                   APPENDIX B

                        WARRANTS, CONVERTIBLE SECURITIES

                           AND FIXED-INCOME SECURITIES

WARRANTS

Warrants are instruments that provide the owner with the right to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. The Fund may invest in publicly traded warrants only though an underlying fund. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If warrants remain unexercised at the end of the specified exercise period, they lapse and the Fund's investment in them will be lost. The Fund may not invest more than 5% of its net assets in warrants.

CONVERTIBLE SECURITIES

The Fund may indirectly, through an underlying fund, invest in a convertible security, which is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

FIXED INCOME SECURITIES

The market value of fixed-income securities is affected by changes in interest rates. If interest rates fall, the market value of fixed-income securities tends to rise; if interest rates rise, the value of fixed-income securities tends to fall. Moreover, the longer the remaining maturity of a fixed-income security, the greater the effect of interest rate changes on the market value of the security. This market risk affects all fixed-income securities, but U.S. Government securities are generally subject to less market risk.

The Fund may indirectly, through an underlying fund, invest in debt securities rated at least investment grade (BBB and above/Baa and above) by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or in debt securities that are rated below investment grade by S&P or Moody's. Investment grade debt securities are those that at the time of purchase have been assigned one of the four highest ratings by S&P or Moody's or, if unrated, are determined by the underlying fund's investment adviser to be of comparable quality. This includes debt securities rated BBB by S&P or Baa by Moody's. Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Debt securities rated below investment grade (commonly referred to as "junk bonds"), which include debt securities rated BB, B, CCC and CC by S&P and Ba, B, Caa, Ca and C by Moody's, are deemed by these agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Debt securities rated lower than B may include securities that are in default or face the risk of default with respect to principal or interest.

Ratings of debt securities represent the rating agencies' opinions regarding their quality and are not a guarantee of quality. Subsequent to its purchase by an underlying fund, the rating of an issue of debt securities may be reduced below the minimum rating required for purchase by that fund. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating increases. See the Statement of Additional Information for more information about S&P and Moody's ratings.

Lower rated debt securities generally offer a higher current yield than that available from higher grade issues. However, lower rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates.

Accordingly, the yield on lower rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. The market for lower rated debt securities may be thinner and less active than that for higher quality securities, which may limit an underlying fund's ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

An underlying fund may invest in zero coupon securities and payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on the zero coupon securities, and the "interest" on payment-in-kind securities, must be included in the underlying fund's income. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid certain excise taxes, these funds may be required to distribute as a dividend an amount that is greater than the total amount of cash they actually receive. These distributions must be made from a fund's cash assets or, if necessary, from the proceeds of sales portfolio securities. A fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

SHAREHOLDER SERVICES

     Lifetime Achievement Fund, Inc.
     Shareholder Services Department
     11605 West Dodge Road
     Omaha, Nebraska  68154

EXECUTIVE OFFICES

     Lifetime Achievement Fund, Inc.
     11605 West Dodge Road
     Omaha, Nebraska  68154

INDEPENDENT AUDITORS

     Dolleck & Frederes, P. C.
     Certified Public Accountants
     10730 Pacific Street
     Suite 242
     Omaha, Nebraska  68114-4761

No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction to any person to whom such offering may not lawfully be made.

                         LIFETIME ACHIEVEMENT FUND, INC.
                              11605 West Dodge Road
                              Omaha, Nebraska 68154
                                 (402) 330-1166



                       STATEMENT OF ADDITIONAL INFORMATION



         This Statement of Additional Information sets forth information regarding Lifetime Achievement Fund, Inc., Manarin Investment Counsel, Ltd., (the "Adviser") is the investment adviser of the Fund. Mackenzie Investment Management, Inc., (the "Administrator") is the administrator of the Fund. Manarin Securities Corporation (the "Distributor") is the distributor of the Fund.

                            -----------------------

         This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated December ____, 1999, which may be obtained from:

                         Lifetime Achievement Fund, Inc.
                               11605 West Dodge Rd
                              Omaha, Nebraska 68154


                            -----------------------


                               December ____, 1999

                                TABLE OF CONTENTS

                                                                                                 PAGE
                                                                                                 ----
GENERAL.............................................................................................1
INVESTMENT RESTRICTIONS.............................................................................1
INVESTMENT POLICIES.................................................................................4
   Repurchase Agreements............................................................................5
   Bank Obligations.................................................................................5
   Commercial Paper.................................................................................6
   Illiquid Securities..............................................................................6
   Short Sales......................................................................................6
   Lending of Portfolio Securities..................................................................8
   Foreign Securities...............................................................................9
   Other Investment Companies......................................................................11
   Warrants........................................................................................11
   Hedging Strategies..............................................................................11
MANAGEMENT OF THE FUND.............................................................................12
   Investment Adviser..............................................................................12
   Investment Adviser Affiliate....................................................................15
   Directors and Officers..........................................................................16
   Compensation Table..............................................................................17
   Principal Holder of Securities..................................................................18
DISTRIBUTION OF FUND SHARES........................................................................18
PORTFOLIO TRANSACTIONS.............................................................................19
PRICING AND ADDITIONAL EXCHANGES...................................................................23
   Determining Net Asset Value.....................................................................23
   Total Return Calculations.......................................................................23
   Other Information...............................................................................25
TAXATION...........................................................................................25
   General.........................................................................................25
   Distributions...................................................................................26
   Foreign Income..................................................................................28
   Hedging Transactions............................................................................30
CUSTODIAN, TRANSFER AND SHAREHOLDER SERVICES AGENT, ACCOUNTING SERVICES AGENT......................32
INDEPENDENT ACCOUNTANTS............................................................................32
OTHER INFORMATION..................................................................................33
FINANCIAL STATEMENTS...............................................................................33
APPENDIX A.........................................................................................34
   Description of Moody's Short-Term Debt Ratings..................................................34
   Description of Standard & Poor's Commercial Paper Ratings.......................................34


   Description of Moody's Long-Term Debt Ratings...................................................35
   Description of S & P Corporate Debt Ratings.....................................................37
APPENDIX B.........................................................................................40
   General Description of Hedging Strategies.......................................................40
   Special Risks of Hedging Strategies.............................................................41
   Cover for Hedging Strategies....................................................................43
   Options Activities..............................................................................43
   Futures Contracts...............................................................................46
   Options on Futures Contracts....................................................................49
   Forward and Foreign Currency Contracts..........................................................51
PART C.  OTHER INFORMATION.........................................................................55
   ITEM 23.       EXHIBITS.........................................................................55
   ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                  WITH REGISTRANT..................................................................56
   ITEM 25.       INDEMNIFICATION..................................................................57
   ITEM 26:       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
                  ADVISER..........................................................................58
   ITEM 27:       PRINCIPAL UNDERWRITERS...........................................................59
   ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS.................................................59
   ITEM 29.       MANAGEMENT SERVICES..............................................................59
   ITEM 30.       UNDERTAKINGS.....................................................................60
SIGNATURES.........................................................................................61

                                     GENERAL

     The Fund was organized as a Maryland corporation in September 2, 1999, under the name Manarin Diversified Growth Fund, Inc. The Fund subsequently changed its corporate name to Lifetime Achievement Fund, Inc., by amending its articles of incorporation in Maryland effective October 15, 1999. The Fund is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.

     The following information supplements the discussion of the Fund's investment objective and policies found in the Prospectus.

                             INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental and, like the Fund's investment objectives, may not be changed without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

     The Fund will not as a matter of fundamental policy:

     1. Purchase any security if, as a result of such purchase, more than 10% of the value of the Fund's total assets would be invested in the securities of a single issuer or the Fund would own or hold more than 3% of the outstanding voting securities of that issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities");

     2. Purchase or sell real estate except that the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate;

     3. Purchase or sell commodities or commodity contracts including futures contracts;

     4. Make loans, except when (a) purchasing a portion of an issue of debt securities; or (b) engaging in securities loan transactions limited to 5% of the Fund's total assets;

     5. Purchase any security if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, except U.S. Government securities (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor issuer) ;

     6. Purchase participants or other direct interests in oil, gas, or other mineral exploration or development programs;

     7. Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of purchases of portfolio securities;

     8. Mortgage, pledge or hypothecate securities, if the total amount borrowed exceeds 30% of the Fund's assets (valued at cost) and further subject to Federal Reserve Regulation requirement;

     9. Underwrite securities issued by other persons;

     10. Invest in companies for the purpose of exercising management or control;

     11. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers or directors of the Fund and the officers and directors of the Adviser who each own beneficially more than 0.50% of the outstanding securities of such issuer together own beneficially more than 5% of such securities;

     12. Issue securities or other obligations senior to the Fund's share of beneficial interest;

     13. Purchase any securities that would cause more than 2% of the value of the Fund's total assets at the time of such purchase to be invested in warrants that are not listed, or more than 5% of the value of its total assets to be invested in warrants or stock options whether or not listed, such warrants or options in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Fund in units with or attached to debt securities; or

     14. Purchase any security if, as a result of such purchase, more than 10% of the value of the Fund's total assets would be invested in illiquid securities or foreign securities which are not publicly traded in the United States.

     15. Purchase any individual equity security unless the issuer is listed on the NASDAQ system and has, at the time of purchase, a market capitalization of at least $200,000,000.

     Whenever an investment objective or fundamental policy of the Fund states a maximum percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, that percentage shall be determined, or that standard shall be applied immediately after the Fund's acquisition of the investment. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund's net or total assets will not cause the Fund to violate a percentage limitation. Similarly, any later change in quality, such as a rating downgrade or the de-listing of a warrant, will not cause the Fund to violate a quality standard.

The following investment limitations may be changed by the vote of the Fund's Board of Directors (the "Board") without shareholder approval.

     The Fund shall not:

     1. Purchase or otherwise acquire the securities of any registered investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company; or

     2. Invest directly in real estate limited partnerships.

The underlying funds in which the Fund invests may, but need not, have the same investment objectives and fundamental policies as the Fund.

                               INVESTMENT POLICIES

     The following supplements the information contained in the Prospectus concerning the Fund's investment policies.

     REPURCHASE AGREEMENTS. The Fund may invest indirectly in repurchase agreements secured by U.S. Government securities with U.S. banks and dealers through the Fund's investments in underlying funds. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying security prior to its repurchase; thus, the obligation of the bank or securities dealer to pay the repurchase price on the date agreed to is, in effect, secured by such security. If the value of such security is less than the repurchase price, the other party to the agreement shall provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     BANK OBLIGATIONS. The Fund may invest indirectly in instruments (including certificates of deposit and bankers' acceptances) of U.S. banks and savings associations that are insured by the Federal Deposit Insurance Corporation through the Fund's investment in underlying funds. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date.

     COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of direct obligations of domestic issuers that, at the time of investment, are (i) rated Prime-1 by Moody's or A-1 by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of Aa or better by Moody's or AA or better by S&P, or (iii) securities that, if not rated, are, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. See Appendix A to this Statement of Additional Information for more information on ratings assigned to commercial paper.

     ILLIQUID SECURITIES. The Fund may invest in illiquid securities indirectly through underlying funds. An underlying open-end fund may invest up to 15% of its net assets in securities for which no readily available market exists ("illiquid securities") or securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements maturing in more than seven days. An underlying closed-end fund may invest without limit in such securities. A considerable period may elapse between a decision to sell such securities and the time when such securities can be sold. If, during such a period, adverse market conditions were to develop, an underlying fund might obtain a less favorable price than prevailed when it decided to sell.

     SHORT SALES. The Fund may invest in underlying funds that sell securities short. In a short sale, a fund sells securities that it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the borrowed securities by purchasing them at the market price at the time of replacement. This price may or may not be less than the price at which the securities were sold by the fund. Until the securities are replaced, the fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. In order to borrow the securities, the fund may also have to pay a premium that would increase the cost of the securities sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short, and (b) the value of the collateral deposited with the broker in connection with the sale (not including the proceeds from the short sale). Each day the short position is open, the fund must maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral
(1) equals the current market value of the securities sold short, and (2) is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

         A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with the short sale.

         LENDING OF PORTFOLIO SECURITIES. The Fund may lend a portion of its portfolio securities constituting up to 5% of its respective net assets to brokers, dealers, banks or other institutional investors, provided that (1) the loan is secured by cash or equivalent collateral equal to at least 100% of the current market value of the loaned securities that is maintained with the Fund's custodian while portfolio securities are on loan, and (2) the borrower pays the Fund an amount equivalent to any dividends or interest received on such securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Although the Fund does not have the right to vote securities on loan, the Fund could terminate the loan and regain the right to vote if the vote were considered important. Any underlying fund also may lend its portfolio securities pursuant to similar conditions in an amount not in excess of one-third of its total assets. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In order to minimize these risks, the Fund will make loans of securities only to firms deemed creditworthy by the Adviser and only when, in the judgment of the Adviser, the consideration that the Fund will receive from the borrower justifies the risk.

         FOREIGN SECURITIES. The Fund may invest in securities of foreign issuers directly or through an underlying fund. Investments in foreign securities involve risks relating to political and economic developments abroad as well as those that may result from the differences between the regulation to which U.S. issuers are subject and that are applicable to foreign issuers. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of an underlying fund's assets, and political or social instability or diplomatic developments. These risks often are heightened to the extent an underlying fund invests in issuers located in emerging markets or a limited number of countries.

         Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficient and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Moreover, the underlying funds generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on days when the New York Stock Exchange ("NYSE") is open. However, foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (such as U.S. holidays and weekends). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders do not have access to the Fund.

         Additionally, because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation and other economic and political conditions. The costs attributable to foreign investing that an underlying fund must bear frequently are higher than those attributable to domestic investing. For example, the costs of maintaining custody of foreign securities exceed custodian costs related to domestic securities.

         Investment income on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject.

         OTHER INVESTMENT COMPANIES. The Fund seeks to achieve its investment objectives by investing in shares of underlying funds. Accordingly, the shareholders of the Fund may be subject to duplicative management fees and other expenses.

         WARRANTS. The Fund may invest in warrants directly or indirectly through an investment in an underlying fund. Warrants are a type of option to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no right with respect to the assets of the issuer. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

     HEDGING STRATEGIES. The Fund may indirectly through an investment in an underlying fund engage in certain hedging strategies involving options, futures and forward currency exchange contracts. These hedging strategies are described below in Appendix B.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

     The Adviser provides investment advisory services for the Fund pursuant to an Investment Advisory Agreement ("Advisory Agreement") with the Fund. The Adviser is controlled, by Roland R. Manarin, who owns all of its outstanding shares. Mr. Manarin is the President, Treasurer and Chairman of the Fund.

     The Advisory Agreement provides that, subject to overall supervision by the Board, the Adviser shall act as investment adviser and shall manage the investment and reinvestment of the assets of the Fund, obtain and evaluate pertinent economic data relative to the investment policies of the Fund, place orders for the purchase and sale of securities on behalf of the Fund, and report to the Board periodically to enable it to determine that the investment policies of the Fund and all other provisions of its Advisory Agreement are being properly observed and implemented. The Adviser is paid a monthly fee for its services calculated at the annual rate of .75% of the average daily net assets of the Fund.

         The Advisory Agreement provides that it will remain in effect for two years and may be renewed from year to year thereafter, provided that renewal is specifically approved at least annually by the vote of a majority of the outstanding voting securities of the Fund, or by the Board, including a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any such party (by vote cast in person at a meeting called for that purpose).

     The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Agreement may be terminated at any time without penalty by the Board or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, on 60 days' written notice to the Adviser or by the Adviser on 60 days' written notice to the Fund. The Advisory Agreement may not be terminated by the Adviser unless another investment advisory agreement has been approved by the Fund in accordance with the 1940 Act. The Advisory Agreement terminates automatically upon assignment (as defined in the 1940 Act).

     In addition to the advisory fees, the Fund is obligated to pay certain expenses that are not assumed by the Adviser or Manarin Securities Corporation, the initial distributor of the Funds' shares.. These expenses include, among others, securities registration fees, compensation for non-interested directors, interest expense, taxes, brokerage fees, commissions and sales loads, custodian charges, transfer agency fees, certain distribution expenses pursuant to a plan of distribution adopted in the manner prescribed under Rule 12b-1 under the 1940 Act (a "Distribution Plan"), if any, legal expenses, insurance expenses, association membership dues, and the expense of reports to the shareholders, shareholders' meetings and proxy solicitations. The Fund is also liable for nonrecurring expenses as may arise, including litigation to which the Fund may be a party.

     Although it is not specifically provided for in the Advisory Agreement, the Adviser may elect to waive all or any portion of its fee otherwise owed to Adviser by the Fund. The Adviser may also elect not to seek reimbursement from the Fund for expenses reasonably incurred on behalf of the Fund and otherwise properly reimbursable to the Adviser. In the event the Adviser elects to waive its fees or reimbursement for expenses, it will so notify the Fund's management in writing and in a timely manner. Any such waiver is irrevocable and forever releases the Fund from any payment obligation.

     The reason the Adviser may elect to waive such payments is to avoid the Fund's costs (including the Adviser's fees and reimbursable expenses) from constituting an unduly large amount in relation to the size of the Fund during the Fund's initial start-up period (e.g. the first twelve to eighteen months). The waiver of fees and reimbursements by the Adviser will improve the Fund's performance for the period(s) in which the waivers are applicable compared to the Fund's performance if it had incurred and paid the waived fees and reimbursements.

INVESTMENT ADVISER AFFILIATE

     The distributor of the Fund's shares and an affiliate of the Adviser is Manarin Securities Corporation ("Distributor"), an SEC registered and NASD member broker-dealer. Distributor is wholly owned by Roland R. Manarin.

     There will be no sales load or other charges incurred by the Fund when it purchases or sells the shares of an underlying fund, whether or not that fund is a no-load fund. However, it is expected that the underlying fund will pay a finder's fee and a trail fee to Distributor in connection with the Fund's acquisition of the underlying fund's shares. The finder's fee is a one-time payment typically amounting to 100 basis points of the total purchase price paid by the Fund. In addition, Distributor expects to receive a trail fee in an amount up to 50 basis points of the annualized assets under management with the Fund. The trail fee is received annually by Distributor from the underlying fund for each year after the year of the acquisition by the Fund in which the Fund continues to hold the shares of the underlying fund.

     In the event that the Fund acquires or sells directly U.S. Government securities, it will pay a commission to Distributor of not more than 1% of the acquisition price. In the event that the Fund acquires or sells directly stocks or bonds of an issuer that is not a registered investment company, Distributor will receive no commission in connection with its activities as a broker in effectuating the transaction on behalf of the Fund, but may be entitled to recover its costs associated with acquiring the security (e.g., clearing fees). The principals in Distributor may receive expense paid travel in connection with due diligence meetings, which expenses are paid for by the underlying funds or another issuer of securities acquired by the Fund.

     The aggregate investment by Roland R. Manarin and his affiliates in the Fund will not exceed two hundred and fifty thousand dollars ($250,000.00).

DIRECTORS AND OFFICERS

         Information concerning the Directors and officers of the Fund is set forth below.

----------------------------------------------------------------------------------------------------------------------
Name,  Age,  Position(s)                                           Principal Occupation(s)
Held With the Fund and                                            During the Past Five Years
Address
----------------------------------------------------------------------------------------------------------------------
Roland R. Manarin* (54)                  President,   Director  and  Investment   Adviser   Representative,   Manarin
President, Treasurer and Director        Investment Counsel, Ltd; Registered Representative LINSCO/Private Ledger
11605 West Dodge Road
Omaha, Nebraska  68154
----------------------------------------------------------------------------------------------------------------------
Charles H. Richter* (42)                 Chief  Operating  Officer,   Manarin  Securities   Corporation;   President,
Vice President, Secretary,               Investors  First  Securities,   Principal,   Broker-dealer   Services,  LLC;
and Director                             Principal, Kuehl Capital Corporation
11605 West Dodge Road
Omaha, Nebraska  68154
----------------------------------------------------------------------------------------------------------------------
David C. Coker (52)                      Development  Director,  Nebraska  Lutheran Outreach  Ministries  (non-profit
Director                                 religious organization)
11605 West Dodge Road
Omaha, Nebraska 68154
----------------------------------------------------------------------------------------------------------------------
Jerry Vincentini (59)                    Sales Marketing Manager, Willsie Company (graduation supplies)
Director
11605 West Dodge Road
Omaha, Nebraska 68154
----------------------------------------------------------------------------------------------------------------------
Dr. Bodo Treu (42)                       Physician, Alegent Family Care Clinic (family practice clinic)
Director
11605 West Dodge Road
Omaha, Nebraska 68154
----------------------------------------------------------------------------------------------------------------------

     "Interested Person" of the Trust as defined in the 1940 Act by virtue of his position with the Adviser.

     Because the Adviser performs substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of the Adviser currently receives any compensation from the Fund for acting as a Director or officer.

     The Fund pays Directors who are not "interested persons" of the Fund $100.00 per meeting of the Board. There is no pension or retirement benefits accrued as part of the Fund's expenses and there are no estimated annual benefits to be paid upon retirement. (The following table shows the fees paid to the Directors as of December ____, 1999, for their services to the Fund.

COMPENSATION TABLE

-------------------------------------------------------------------------------------------------------------------
Name of Person,               Aggregate of           Pension or             Estimated            Total
Position                      Compensation           Retirement             Annual Benefits      Compensation
                              from Fund              Benefits Accrued       Upon Retirement      from Fund and
                                                     as Part of Fund                             Fund Complex
                                                     Expenses                                    Paid to Directors
-------------------------------------------------------------------------------------------------------------------
Roland R. Manarin,                 $0                   $0                     $0                     N/A
Director
-------------------------------------------------------------------------------------------------------------------
Charles H. Richter,                $0                   $0                     $0                     N/A
Director
-------------------------------------------------------------------------------------------------------------------
David C. Coker, Director          $500                  $0                     $0                     N/A
-------------------------------------------------------------------------------------------------------------------
Jerry Vincentini,                 $500                  $0                     $0                     N/A
Director
-------------------------------------------------------------------------------------------------------------------
Dr. Bodo Treu, Director           $500                  $0                     $0                     N/A
-------------------------------------------------------------------------------------------------------------------

     The Fund has not completed its first full year since organization. Therefore the information provided in the foregoing Compensation Table is for the current fiscal year and estimates payments that would be made under an existing agreement or understanding. The period for which the information is given is fiscal 1999.

PRINCIPAL HOLDER OF SECURITIES

     On December ___, 1999, Roland R. Manarin owned all of the outstanding shares of the Fund which were issued privately to him in connection with the organization of the Fund. The other Directors and officers of the Fund, as a group owned beneficially, or may be deemed to have owned beneficially, none of the outstanding shares of the Fund.

                           DISTRIBUTION OF FUND SHARES

     Distributor, Manarin Securities Corporation, located at 11605 West Dodge Road, Omaha, Nebraska, 68154, acts as the exclusive distributor of shares of the Fund under a Distribution Agreement with the Fund ("Distribution Agreement") that requires Distributor to use its best efforts to sell shares of the Fund. Shares of the Fund are offered continuously. Payments by the Fund to compensate the Distributor for its activities are authorized under the Distribution Agreement. The Distribution Agreement provides for the Fund to pay to the Distributor a sales charge in an amount provided for in the Fund's Prospectus and to reimburse the Distributor for certain distribution expenses as set forth in the Distribution Plan which accompanies the Distribution Agreement. Under the Distribution Plan, the Fund pays Distributor, in reimbursement for certain Distributor expenses incurred in connection with the Distributor's activities on behalf of the Fund, a fee of up to 0.25% per annum, accrued daily and paid monthly, based on the Fund's average daily net assets.

     The Distribution Agreement, including the Distribution Plan, was unanimously approved by all of the Directors, including those Directors who are not "interested persons" of the Fund, on October 15, 1999. In approving the Distribution Agreement, the Board considered that the compensation to be received by Distributor under the Distribution Agreement and the benefits that accrue to the Adviser, in that the Adviser receives advisory fees that are calculated based upon a percentage of the average net assets of the Fund, which fees increase to the extent that the Distribution Agreement causes the Fund to attain higher asset levels.

     The Distribution Agreement continues in effect for successive periods of one year each so long as such continuance is specifically approved by a vote of a majority of both (a) the Board and (b) those Directors who are not "interested persons" of the Fund, as defined in the 1940 Act, and have no direct or indirect financial interest in the operation of the Distribution Agreement or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Distribution Agreement and such related agreements. In any event, the Distribution Agreement may be terminated at any time by vote of a majority of the disinterested Directors or by vote of a majority of the outstanding voting securities of the Fund.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board, the Adviser is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. In effecting portfolio transactions, the Adviser seeks to obtain the best net results for the Fund. This determination involves a number of considerations, including the economic effect on the Fund (involving both price paid or received and any commissions and other costs), the efficiency with which the transaction is effected where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid. Purchases from underwriters include an underwriting commission or concession, and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Fund will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

     Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiations of sales loads. However, the Fund will not acquire securities of an underlying fund that has a sales load unless the size of the acquisition is significant enough to eliminate the sales load in accordance with the terms of the prospectus of the underlying fund. The Adviser, to the extent possible, also seeks to eliminate the sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting purchases over time; (ii) rights of accumulation, permitting it to waive sales charges as it purchases additional shares of an underlying fund; and (iii) rights to waive sales charges by aggregating its purchases of several funds within a "family" of mutual funds. The Adviser also takes advantage of exchange or conversion privileges offered by any "family" of mutual funds.

     With respect to purchases of shares of underlying funds subject to a front-end sales load at the time of purchase ("load fund shares"), the Adviser may direct, to the extent possible, substantially all of the orders to Distributor. Where Distributor acts as the dealer with respect to purchases of load fund shares, it retains dealer re-allowances on those purchases up to a maximum of 1% of the public offering price of the shares. Distributor is not designated as the dealer on any sales where such re-allowance exceeds 1% of the public offering price. In the event the Distributor is unable to execute a particular transaction, the Advisor will direct such order to another broker-dealer.

     Distributor may assist in the execution of Fund portfolio transactions to purchase underlying fund shares for which it may receive distribution payments from the underlying funds or their underwriters or sponsors in accordance with the normal distribution arrangements of those funds. These payments are separate from the dealer re-allowances noted above. In providing execution assistance, Distributor receives orders from the Adviser; places them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirms the trade, price and number of shares purchased; and assures prompt payment by the Fund and proper completion of the order. The compensation arrangements to the Distributor are discussed in the section "MANAGEMENT OF THE FUND - Investment Adviser Affiliate".

     A factor in the selection of brokers to execute the Fund's portfolio transactions is the receipt of research, analysis, advice and similar services. To the extent that research services of value are provided by brokers with or through whom the Adviser places the Fund's portfolio transactions, the Adviser may be relieved of expenses that it might otherwise bear. Research and other services provided by brokers to the adviser of the Fund is in addition to, and not in lieu of, services required to be performed by the Adviser under its Advisory Agreement.

     The Fund expects that purchases and sales of money market instruments will usually be principal transactions, and purchases and sales of other debt securities may be principal transactions. Thus, the Fund will normally not pay brokerage commissions in connection with principal transactions. Money market instruments are generally purchased directly from the issuer, an underwriter or market maker for the securities, and other debt securities may be purchased in a similar manner. Purchases from underwriters include an underwriting commission or concession, and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Fund will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

     The policy of the Fund with respect to brokerage is reviewed by the Board from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

     The portfolio turnover rate may vary greatly from year to year for the Fund and will not be a limiting factor when the Adviser deems portfolio changes appropriate. The annual portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year.

                        PRICING AND ADDITIONAL EXCHANGES

DETERMINING NET ASSET VALUE

     The Fund determines its net asset value per share as of the close of regular trading (currently 3:00 p.m. Omaha time) on the NYSE on each business day, which is defined as each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is determined by dividing the Fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables and other assets and subtracting liabilities.

TOTAL RETURN CALCULATIONS

     Average annual total return quotes ("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:
         P (1 + T)n      =     ERV
where:   P               =     a hypothetical initial payment of $1,000
         T               =     average annual total return
         n               =     number of years
         ERV             =     ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of
                               that period.

     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

     In addition to Standardized Return, the Fund also may include other total return performance data in Performance Advertisements ("Non-Standardized Return"). Non-Standardized Return is calculated separately and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.

     In addition, the Fund may include aggregate Non-Standardized Return in Performance Advertisements. Aggregate Non-Standardized Return is calculated by subtracting the beginning value of an investment in the Fund from the value of the investment at the end of the period and dividing the remainder by the beginning value.

For purposes of the calculation, it is assumed that the beginning value is $1,000 and that dividends and other distributions are reinvested.

OTHER INFORMATION

     In connection with communicating the Fund's performance information to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or other unmanaged indexes that may assume reinvestment of distributions but generally do not reflect deductions for administrative and management costs.

                                    TAXATION

GENERAL

         To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain and net gains from certain foreign currency transactions, if any) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

DISTRIBUTIONS

     Dividends and other distributions declared by the Fund in October, November and December of any year and payable to shareholders of record on a date in any one of these months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion for the Fund may not exceed the aggregate dividends it receives either directly from U.S. corporations (excluding RIC, among others) or indirectly from such corporations through underlying funds in which it invests. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Generally, a redemption by the Fund of an underlying fund's shares will result in taxable gain or loss to the Fund, depending on whether the redemption proceeds are more or less than the Fund's adjusted basis for the redeemed shares (which normally includes any sales charge paid); an exchange of an underlying fund's shares for shares of another underlying fund normally will have similar tax consequences. However, if the Fund disposes of an underlying fund's shares ("original shares") within 90 days after its purchase thereof and subsequently reacquires shares of that underlying fund or acquires shares of another underlying fund on which a sales charge normally is imposed ("replacement shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then (1) any gain on the disposition of the original shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when the original shares were acquired, and (2) that amount will increase the adjusted basis of the replacement shares that were subsequently acquired.


FOREIGN INCOME

         The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder - that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive, or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain - which probably would have to be distributed to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

HEDGING TRANSACTIONS

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the Fund with respect to its business of investing in securities or those currencies, will qualify as permissible income under the Income Requirement.

     Certain futures and forward contracts in which the Fund may invest will be "section 1256 contracts." Section 1256 contracts held by the Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election or to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

     Code section 1092 (dealing with staddles) also may affect the taxation of options and futures contracts in which the Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character, and timing of recognition of the gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

     If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

                       CUSTODIAN, TRANSFER AND SHAREHOLDER
                    SERVICES AGENT, ACCOUNTING SERVICES AGENT

     Ivy Mackenzie Services Corp., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, is the Fund's transfer and shareholder services agent. Mackenzie Investment Management, Inc., Via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, provides the Fund with certain accounting and recordkeeping services. Brown Brothers Harriman & Company, 40 Water Street, Boston, Massachusetts, is the custodian for the Fund.

                             INDEPENDENT ACCOUNTANTS

     Dolleck & Frederes, P.C., was appointed by the Directors to serve as the Fund's independent certified public accountants, providing professional services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and semi-annual reports, including semi-annual financial statements, and (3) preparation of the federal income tax returns filed on behalf of the Fund.

                                OTHER INFORMATION

     The Fund is organized as a Maryland corporation and is registered with the SEC as a diversified, open-end management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Fund.

     The Prospectus relating to the Fund and this Statement of Additional Information do not contain all the information included in the Fund's registration statement filed with the SEC under the Securities Act of 1933 and the 1940 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. It is also available on the SEC's web-site (http://www.sec.gov).

     Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contracts or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference. Annual and semi-annual reports of the Fund will be mailed to each shareholder of record.

                              FINANCIAL STATEMENTS

     To be submitted by pre-effective amendment.

                                   APPENDIX A
                         DESCRIPTION OF COMMERCIAL PAPER
                                AND BOND RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

     Prime-1. Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2. Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1,

2, and 3 to indicate the relative degree of safety. A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

DESCRIPTION OF MOODY'S LONG-TERM DEBT RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A. Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa. Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca. Bonds which are rated C are present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the Company ranks in the higher end of its general rating category; the modifier 2 indicates a mid-range ranking;

and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

DESCRIPTION OF S & P CORPORATE DEBT RATINGS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that debt in higher rated categories. BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC and C. Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBBrating. B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. CI. The rating CI is reserved for income bonds on which no interest is being paid. D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are in jeopardy.

                                   APPENDIX B
                               HEDGING STRATEGIES

GENERAL DESCRIPTION OF HEDGING STRATEGIES

     As discussed in the Prospectus, an underlying fund may engage in a variety of strategies ("Hedging Strategies") involving the use of certain financial instruments, including options, and futures contracts (collectively, "Hedging Securities").

     Hedging Strategies are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging Strategies on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the fund has invested or expects to invest. Hedging Strategies on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

     The use of Hedging Strategies is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, a fund's ability to use Hedging Strategies will be limited by tax considerations.

SPECIAL RISKS OF HEDGING STRATEGIES

     The use of Hedging Strategies involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow:

     (1) Successful use of most Hedging Strategies depends upon the Adviser's or the underlying fund's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of the Hedging Security and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which hedging instruments are traded. The effectiveness of Hedging Strategies on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging Strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, Hedging Strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

     (4) The Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in hedging instruments involving obligations to third parties (I.E., hedging instruments other than purchased options). If the Fund were unable to close out its positions in such hedging instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the opposite party to the transaction to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

COVER FOR HEDGING STRATEGIES

     The Fund will not use Hedging Strategies for speculative purposes or for purposes of leverage, although an underlying fund may do so. Hedging Strategies, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless they own either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash, receivables and short-term debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for Hedging Strategies and will, if the guidelines so require, set aside cash or liquid, high-grade debt securities in a segregated account with their custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS ACTIVITIES

     The Fund may write (I.E., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at anytime during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forego any gain from an increase in the market price of the underlying security over the exercise price. The Fund also is authorized to write covered call options, but has no intention of doing so during the current fiscal year.

     The Fund, through an underlying fund, may purchase a call on securities only to effect a "closing transaction" which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

     The Fund, through an underlying fund, may also write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

     A fund's option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue. Closing transactions may be effected with respect to options traded in the OTC markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the funds will enter into OTC options with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the fund, there can be no assurance that the fund would be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, which would result in the fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, because the fund must maintain a covered position with respect to any call option it writes on a security or stock index, the fund may not sell the underlying security or invest any cash, U.S. Government securities or short-term debt securities used to cover the option during the period it is obligated under such option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

     An underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

FUTURES CONTRACTS

         The Fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes through an underlying fund. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" that, through their clearing corporation, guarantee performance of the contracts.

     Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of debt securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if an underlying fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates (and therefore a decline in the value of those securities), it could, in lieu of disposing of those securities, enter into futures contracts for the sale of similar long-term securities. If rates thereafter increase and the value of the fund's portfolio securities thus declines, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of debt securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if an underlying fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

     A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make variation margin deposits.

     As is the case with options, the Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transactions costs in the form of added brokerage commissions; however, the Fund also may save on commissions by using futures contracts as a hedge rather than buying or selling individual securities in anticipation of or as a result of market movements.

OPTIONS ON FUTURES CONTRACTS

     The Fund may purchase and write (sell) put and call options on futures contracts through an underlying fund. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position of the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

     The Fund, indirectly through an underlying fund, also may purchase put options on interest rate and stock index futures contracts. As with options on securities, the holder of an option on a futures contract may terminate its position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying fund is required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

FORWARD AND FOREIGN CURRENCY CONTRACTS

     The Fund may use forward or foreign currency contracts to protect against uncertainty in the level of future foreign currency exchange rates through an underlying fund. The Fund will not speculate with forward currency contracts or foreign currency exchange rates.

     The Fund may enter into forward currency contracts with respect to specific transactions through an underlying fund. For example, when a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or the fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward currency, of the amount of foreign currency involved in the underlying transaction. The fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

     The Fund, through an underlying fund, also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Adviser believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Fund believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

     The precise matching of the forward amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if the market value of the security exceeds the amount of foreign currency the fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

     The cost to the fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to sell that currency to the dealer.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)    Articles of Incorporation as now in effect. Submitted herewith.

     (b)    By-laws. Submitted herewith.

     (c) Specimen of common share certificate to be issued. To be submitted by pre-effective amendment.

     (d) Form of Investment Advisory Agreement. Submitted herewith. Executed copy to be submitted by pre-effective amendment.

     (e) Form of Distribution Agreement. Submitted herewith. Executed copy to be submitted by pre-effective amendment.

     (f) Bonus, Profit Sharing, Pension or Other Similar Contracts - Not applicable.

     (g) Form of Custodian Agreement. Submitted herewith. Executed copy to be submitted by pre-effective amendment.

     (h)(1) Form of Transfer Agency and Shareholder Services Agreement. Filed herewith. Executed copy to be submitted by pre-effective amendment.

     (h)(2) Form of Master Fund Accounting Services Agreement. Filed herewith. Executed copy to be submitted by pre-effective amendment.

     (i) Form of Opinion and Consent of Counsel. Filed herewith. Executed copy to be submitted by pre-effective amendment.

     (j) Form of Consent of Independent Accountants. Filed herewith. Executed copy to be submitted by pre-effective amendment.

     (k) Financial Statements. Omitted from Item 22 - To be submitted in accordance with Item 30.

     (l)    Initial Capitalization Agreements.  Submitted herewith.

     (m)    Rule 12b-1 Plan. Submitted herewith.

     (n)    Rule 18f-3 Plan - Not applicable.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     (a) The Fund, a Maryland corporation, was founded in 1999 by Roland R. Manarin, who is the sole initial shareholder.

     (b) Manarin Investment Counsel, Ltd., a Nebraska corporation, and the Fund's Investment Adviser is controlled by Roland R. Manarin, the President, Treasurer, and Chairman of the Fund. Mr. Manarin owns 100% of the outstanding stock of Manarin Investment Counsel, Ltd.

     (c) Manarin Securities Corporation, a Nebraska corporation and the exclusive distributor of the Fund's shares is controlled by Roland R. Manarin, the President, Treasurer, and Chairman of the Fund. Mr. Manarin owns 100% of the outstanding stock of Manarin Securities Corporation.

     (d) Charles H. Richter, Vice President, Secretary, and Director of the Fund, is employed by Manarin Securities Corporation as its Chief Operating Officer.

ITEM 25. INDEMNIFICATION

     The Fund's corporate charter provides for limiting the liability of officers and directors to the full extent permitted by Maryland General Corporation Law and that the officers and directors are to be indemnified or have expenses advanced to the fullest extent permitted by Maryland General Corporation Law. However, notwithstanding the foregoing, the Charter states that the Fund will not protect any officer or director against liability to the Fund and its shareholders by reason of its willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such officer's or director's office.

     The Investment Advisory Agreement provides that Manarin Investment Counsel, Ltd. will not be liable for any error of judgment or mistake of law, for any loss arising out of any investment, or in any event whatsoever, provided that nothing shall be deemed to protect, or purport to protect, the Adviser against any liability to the Fund or to the security holders of the Fund to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties. No provision of the Investment Advisory Agreement is to be construed to protect any director or officer of the Fund, or Investors, from liability in violation of Section 17(h), 17(i), or 36B of the 1940 Act.

     The Distribution Agreement provides that the Fund shall indemnify, defend and hold Manarin Securities Corporation harmless from any and all claims, demands, liabilities and expenses (including certain costs of investigation and attorneys' fees) incurred under the Securities Act of 1933 (the "1933 Act"), or under the common law or otherwise, arising out of or based upon any alleged untrue statements of a material fact contained in the Fund's Registration Statement and Exhibits, Prospectus or Statement of Additional Information, or arising out of or based upon any alleged omission to state a material fact required to be stated in such documents or necessary to make these statements in them not misleading except for the same is determined by a court of competent jurisdiction to be against public policy as expressed in the 1933 Act, or where the Distributor would otherwise be subject by reason of willful misfeasance, bad aith or gross negligence, and the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

     Charter Registrant undertakes to carry out all indemnification provisions of its Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

ITEM 26: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information regarding the officers and directors of the Fund's Adviser, Manarin Investment Counsel, Ltd., is included in its Form ADV (as amended) filed on March 26,

1999 with the Securities and Exchange Commission (registration number 80119624) and is incorporated herein by reference.

ITEM 27: PRINCIPAL UNDERWRITERS

     Manarin Securities Corporation is the Distributor of the Fund's shares and does not act as a principal underwriter, depositor or investment adviser for any other investment company at this time. The Directors of the Distributor are Roland R. Manarin and Charles H. Richter. Mr. Manarin also serves as President and Treasurer, and Mr. Richter serves as Chief Operating Officer and Secretary of the Distributor. Mr. Manarin is a Director, the President and Treasurer (Principal Executive Officer) of the Fund. Mr. Richter is a Director, Vice President and Secretary of the Fund.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Mackenzie Investment Management, Inc., via Mizner Financial Plaza, 700 South Federal Highway, Suite 300, Boca Raton, Florida 33432, maintains the books, accounts, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder.

ITEM 29. MANAGEMENT SERVICES

     None.

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to file a post-effective amendment with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons based upon its intent to raise initial capital under Section 14(a)(3) of the 1940 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lifetime Achievement Fund, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Omaha and State of Nebraska on the ____ day of December, 1999.

                                   LIFETIME ACHIEVEMENT FUND, INC.



                                   By:     Roland R. Manarin *
                                           -----------------------------------
                                           Roland R. Manarin, President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                             Title                      Date
---------                             -----                      ----


 Roland R. Manarin *              Director, President         December ___, 1999
---------------------------       and Treasurer
Roland R. Manarin                 (Principal Executive
                                  Officer)

 /s/ Charles H. Richter           Director, Vice              December ___, 1999
---------------------------       President and
Charles H. Richter                Secretary


 David C. Coker *                 Director                    December ___, 1999
---------------------------
David C. Coker


 Jerry Vincentini *               Director                    December ___, 1999
---------------------------
Jerry Vincentini

 Dr. Bodo W. Treu *               Director                    December ___, 1999
---------------------------
Dr. Bodo W. Treu



* By /s/ Charles H. Richter
---------------------------
Charles H. Richter
Attorney-in-Fact